DEBT - Equipment Financing Obligation (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2019	Jun. 29, 2022
Subordinated Notes
Debt
Gross proceeds	$ 400,000	$ 375,000	$ 2,765,000	$ 2,208,299
Issuance costs	$ 0	0	0	$ 76,701
Amortization of issuance costs		18,184	18,273
Interest rate per annum					14.00%
Interest expense		$ 101,548
Unpaid interest at the following rates:
Less than one (1) year from the funding date		3.00%
One (1) year to less than two (2) years from the funding date		2.00%
Two (2) years to less than three (3) years from the funding date		1.00%
A change in control event		5.00%
Subordinated Notes | Stockholders, directors, and employees
Debt
Gross proceeds		$ 250,000	1,440,000
Subordinated Notes | Customers
Debt
Gross proceeds		50,000	1,330,000
Cash Notes
Debt
Gross proceeds		$ 750,000
Interest rate per annum		15.00%
Interest expense		$ 181,067	114,062
PIK Notes
Debt
Gross proceeds		$ 5,440,000
Interest rate per annum		20.00%
Interest expense		$ 2,251,260	$ 710,443